Note 4 - Property and Equipment: Schedule of Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Property and Equipment

Fixed assets, stated at cost, less accumulated depreciation at December 31, 2014 and December 31, 2013, consisted of the following:

	December 31, 2014	December 31, 2013
Equipment	$14,825	$14,825
Automobile	89,125	54,100
Less: Accumulated Depreciation	(75,181)	(65,857)
Property and Equipment, net	$28,769	$3,068